Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Profit or loss [abstract]
Net interest income	$ 14,451	$ 13,391	$ 13,098
– interest income	20,855	18,228	17,960
– interest expense	(6,404)	(4,837)	(4,862)
Net fee income	6,064	6,423	6,674
– fee income	7,949	8,330	8,458
– fee expense	(1,885)	(1,907)	(1,784)
Net income from financial instruments held for trading or managed on a fair value basis	4,921	3,560	4,184
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,051)	1,258	2,795
Change in fair value of designated debt and related derivatives	(158)	(115)	(67)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	68	250	548
Gains less losses from financial investments	21	136	433
Net insurance premium income	7,646	5,207	5,663
Other operating income	723	347	155
Total operating income	30,685	30,457	33,483
Net insurance claims and benefits paid and movement in liabilities to policyholders	(5,449)	(6,456)	(7,932)
Net operating income before change in expected credit losses and other credit impairment charges	25,236	24,001	25,551
Change in expected credit losses and other credit impairment charges	(1,090)	209	719
Net operating income	24,146	24,210	26,270
Employee compensation and benefits	(9,071)	(9,132)	(9,610)
General and administrative expenses	(5,445)	(5,917)	(5,675)
Depreciation and impairment of property, plant and equipment and right-of-use assets	(1,075)	(1,101)	(1,160)
Amortisation and impairment of intangible assets	(828)	(796)	(642)
Goodwill impairment	0	(587)	0
Total operating expenses	(16,419)	(17,533)	(17,087)
Operating profit	7,727	6,677	9,183
Share of profit in associates and joint ventures	1,449	1,390	1,656
Profit before tax	9,176	8,067	10,839
Tax credit/(charge)	39	(1,796)	(2,417)
Profit for the period	9,215	6,271	8,422
Attributable to:
– ordinary shareholders of the parent company	8,289	5,331	7,276
– preference shareholders of the parent company	0	0	7
– other equity holders	626	637	666
– non-controlling interests	300	303	473
Profit for the period	$ 9,215	$ 6,271	$ 8,422
Basic earnings per ordinary share (in dollars per share)	$ 0.42	$ 0.26	$ 0.36
Diluted earnings per ordinary share (in dollars per share)	$ 0.41	$ 0.26	$ 0.36